Formation and Nature of Business (Details) - Archer Aviation Inc - Business Combination Agreement $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount of common stock received	$ 2,465,779
Common stock per share | $ / shares	$ 10.00
Maximum amount of common stock agreed to be subscribe and to be purchased	$ 600,000